Shareholder remuneration system and earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of shareholder remuneration
The cash remuneration paid by Banco Santander to its shareholders in the first six months of 2024 and 2023 was as follows:

	30-06-2024			30-06-2023
	% of par value	Euros per share	Amount (EUR million)	% of par value	Euros per share	Amount (EUR million)
Ordinary shares	0.1917	0.095	1,485	11.90%	0.0595	963
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	0.1917	0.095	1,485	11.90%	0.0595	963
Dividend paid out of profit	0.1917	0.095	1,485	11.90%	0.0595	963
Dividend paid with a charge to reserves or share premium	—	—	—	—	—	—
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—

Schedule of basic and diluted earnings per share
Basic earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2024	30-06-2023
Profit attributable to the Parent (EUR million)	6,059	5,241
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(309)	(229)
	5,750	5,012
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	5,750	5,012
Weighted average number of shares outstanding	15,664,707,190	16,279,041,269
Basic earnings per share (euros)	0.37	0.31
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.37	0.31
ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2024	30-06-2023
Profit attributable to the Parent (EUR million)	6,059	5,241
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(309)	(229)
	5,750	5,012
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	5,750	5,012
Weighted average number of shares outstanding	15,664,707,190	16,279,041,269
Dilutive effect of options/receipt of shares	70,622,287	67,704,709
Adjusted number of shares	15,735,329,477	16,346,745,978
Diluted earnings per share (euros)	0.37	0.31
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.37	0.31